Cash Flow Reconciliations - Reconciliation of finance lease liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Opening balance
Finance lease liabilities at beginning of the year	$ 220,401
Finance lease liabilities at end of the year	220,401	$ 220,401
Cash flows
Payment of interest, Cash flows	(14,276)
Payments for finance lease liability, Cash flows	(3,572)
Finance lease liabilities at end of the year, Cash flows	(17,848)
Non-cash items
Finance lease charge, Non-cash items	10,875
Finance lease liabilities at end of the year, Non-cash items	10,875
Total
Beginning of year	220,401
Finance lease charge (Note 18)	10,875	9,367
Payments for interest	(14,276)
Payments for finance lease liability	(3,572)
End of year	$ 213,428	$ 220,401